Stockholders' Equity (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Authorized	5,450,000	5,450,000	5,450,000
Preferred Stock, Par Value Per Share	$ 1	$ 1	$ 1
Preferred Stock, Voting Rights	1 vote per share (as converted basis)	1 vote per share (as converted basis)
Preferred Stock, Dividend Rights	8% per annum, only upon Board declaration	8% per annum, only upon Board declaration
Preferred Stock, Liquidation Preference	Senior to common stock & Series B Preferred Stock	Senior to common stock & Series B Preferred Stock
Preferred Stock, Redemption Rights	Redeemable at $1.46/share plus undeclared and unpaid dividends.	Redeemable at $1.46/share plus undeclared and unpaid dividends.
Preferred Stock, Redemption Price Per Share	$ 1.46	$ 1.46
Preferred Stock, Conversion Feature	Convertible into 1/400th of a share of common stock.	Convertible into 1/400th of a share of common stock.
Convertible Preferred Stock, Shares Issued upon Conversion	1,088	1,088	1,088
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Authorized	9,000,000	9,000,000	9,000,000
Preferred Stock, Par Value Per Share	$ 1	$ 1	$ 1
Preferred Stock, Voting Rights	100 vote per share (as converted basis)	100 vote per share (as converted basis)
Preferred Stock, Dividend Rights	Accrued only upon Board declaration	Accrued only upon Board declaration
Preferred Stock, Liquidation Preference	Senior to common stock, but junior to Series A Preferred Stock	Senior to common stock, but junior to Series A Preferred Stock
Preferred Stock, Conversion Feature	Convertible into 1/400th of a share of common stock.	Convertible into 1/400th of a share of common stock.
Convertible Preferred Stock, Shares Issued upon Conversion	48,000	48,000	48,000